Condensed Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Common stock par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	952,200	952,200
Common stock, shares outstanding	680,600	680,600
Treasury stock, at cost	271,600	271,600
Series A preferred stock
Preferred stock par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	334,800	334,800
Preferred stock, shares issued	334,800	334,800
Preferred stock, shares outstanding	334,800	334,800
Series B preferred stock
Preferred stock par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	725,426	725,426
Preferred stock, shares issued	725,426	725,426
Preferred stock, shares outstanding	725,426	725,426